RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 23 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation, depreciation and lease amortization expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2023	2022	2021
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	-	4
Anti-Infectives	-	-	-
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	2,763	3,370	5,944
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	-	1
Total	$2,763	$3,370	$5,949